Share based compensation (Details 2)	Dec. 31, 2017 CAD Numberofunits Numberofunitsyear	Dec. 31, 2017 USD ($) Numberofunits Numberofunitsyear	Dec. 31, 2016 CAD Numberofunits	Dec. 31, 2015 CAD Numberofunits
Disclosure of Share based compensation [Line Items]
Number of Stock Options Outstanding	2,005,857	2,005,857	3,109,915	4,031,302
Weighted average remaining contractual life of outstanding stock options | Numberofunitsyear	1.72	1.72
Weighted average exercise price of stock options outstanding in share-based payment arrangement | CAD	CAD 6.30		CAD 5.75	CAD 5.49
Number of stock options exercisable in share-based payment arrangement	1,694,936	1,694,936
Weighted average exercise price of stock options exercisable in share-based payment arrangement | CAD	CAD 6.20
Bottom of range [member]
Disclosure of Share based compensation [Line Items]
Weighted average exercise price of stock options outstanding in share-based payment arrangement | $		$ 5.87
Top of range [member]
Disclosure of Share based compensation [Line Items]
Weighted average exercise price of stock options outstanding in share-based payment arrangement | $		$ 6.82
Ranges of exercise prices for outstanding share options one [Member]
Disclosure of Share based compensation [Line Items]
Number of Stock Options Outstanding	1,110,009	1,110,009
Weighted average remaining contractual life of outstanding stock options | Numberofunitsyear	1.29	1.29
Weighted average exercise price of stock options outstanding in share-based payment arrangement | CAD	CAD 5.87
Number of stock options exercisable in share-based payment arrangement	1,110,009	1,110,009
Weighted average exercise price of stock options exercisable in share-based payment arrangement | CAD	CAD 5.87
Ranges of exercise prices for outstanding share options one [Member] | Bottom of range [member]
Disclosure of Share based compensation [Line Items]
Weighted average exercise price of stock options outstanding in share-based payment arrangement | $		$ 5.87
Ranges of exercise prices for outstanding share options one [Member] | Top of range [member]
Disclosure of Share based compensation [Line Items]
Weighted average exercise price of stock options outstanding in share-based payment arrangement | $		$ 6.81
Ranges of exercise prices for outstanding share options two [Member]
Disclosure of Share based compensation [Line Items]
Number of Stock Options Outstanding	895,848	895,848
Weighted average remaining contractual life of outstanding stock options | Numberofunitsyear	2.26	2.26
Weighted average exercise price of stock options outstanding in share-based payment arrangement	CAD 6.82	$ 6.82
Number of stock options exercisable in share-based payment arrangement	584,927	584,927
Weighted average exercise price of stock options exercisable in share-based payment arrangement | CAD	CAD 6.82